NET INTEREST INCOME - Schedule of Net Interest Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income	£ 13,258	£ 14,306	£ 16,861
Subordinated liabilities	(1,320)	(1,080)	(1,228)
Interest expense	(3,892)	(3,557)	(6,681)
Net interest income	£ 9,366	£ 10,749	£ 10,180
Borrowings, interest rate (in percent)	1.77%	2.28%	2.57%
Interest expense	£ 3,892	£ 3,557	£ 6,681
Interest income on impaired financial assets accrued	174	171	198
Reclassification adjustments on cash flow hedges, before tax	(621)	(496)	(608)
Negative interest rates
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income	10	10	26
Interest expense	(2)	(24)	(119)
Interest expense	2	24	119
Finance leases
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income	£ 47	£ 47	£ 45
Interest and similar income
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Loans and advances to banks, weighted average effective interest rate (in percent)	0.12%	0.24%	0.78%
Loans and advances to banks and reverse repurchase agreements	£ 104	£ 203	£ 514
Loans and advances to customers, weighted average effective interest rate (in percent)	2.51%	2.72%	3.17%
Loans and advances to customers and reverse repurchase agreements	£ 12,633	£ 13,704	£ 15,790
Debt securities, weighted average effective interest rate (in percent)	1.46%	1.81%	2.23%
Debt securities	£ 80	£ 97	£ 122
Interest receivable on financial assets held at amortised, weighted average effective interest rate (in percent)	2.15%	2.35%	2.89%
Financial assets held at amortised cost	£ 12,817	£ 14,004	£ 16,426
Financial assets at fair value through other comprehensive income, weighted average effective interest rate (in percent)	1.67%	1.10%	1.64%
Financial assets at fair value through other comprehensive income	£ 441	£ 302	£ 435
Total interest and similar income, weighted average effective interest rate (in percent)	2.13%	2.30%	2.83%
Total interest and similar income	£ 13,258	£ 14,306	£ 16,861
Interest and similar expense
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Deposits from banks, excluding liabilities under sale and repurchase transactions, weighted average effective interest rate (in percent)	0.75%	0.84%	0.86%
Deposits from banks	£ (74)	£ (113)	£ (96)
Customer deposits, excluding liabilities under sale and repurchase transactions, weighted average effective interest rate (in percent)	0.12%	0.32%	0.59%
Customer deposits	£ (426)	£ (1,091)	£ (2,015)
Liabilities under sale and repurchase agreements, weighted average effective interest rate (in percent)	0.10%	0.36%	1.12%
Repurchase agreements at amortised cost	£ (22)	£ (117)	£ (301)
Debt securities in issue, weighted average effective interest rate (in percent)	1.13%	1.37%	1.24%
Debt securities in issue	£ (900)	£ (1,313)	£ (1,204)
Lease liabilities, weighted average effective interest rate (in percent)	2.12%	2.39%	2.49%
Lease liabilities	£ (32)	£ (41)	£ (42)
Subordinated liabilities, weighted average effective interest rate (in percent)	6.92%	6.29%	6.79%
Subordinated liabilities	£ (932)	£ (1,057)	£ (1,201)
Interest payable on liabilities held at amortised cost, weighted average effective interest rate (in percent)	0.50%	0.74%	0.98%
Interest expense	£ (3,892)	£ (3,557)	£ (6,681)
Amounts payable to unitholders in consolidated open-ended investment vehicles, weighted average effective interest rate (in percent)	12.53%	(1.58%)	13.64%
Amounts payable to unitholders in consolidated open-ended investment vehicles	£ (1,506)	£ 175	£ (1,822)
Total interest and similar expense, weighted average effective interest rate (in percent)	0.80%	0.69%	1.31%
Interest expense	£ 3,892	£ 3,557	£ 6,681
Interest and similar expense | Financial liabilities at amortised cost, category
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Interest expense	(2,386)	(3,732)	(4,859)
Interest expense	£ 2,386	£ 3,732	£ 4,859